Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Significant Accounting Policies
Summary of total cash balances

	Unaudited
Type of Account	September 30, 2021	December 31, 2020
Checking	$4,336,565	$36,261,104
Restricted	346,299	3,641,843
Total Cash Balances	$4,682,864	$39,902,947

Type of Account	2019	2020
Checking	$32,592,496	$36,261,104
Restricted	312,352	3,641,843
Total Cash Balances	$32,904,848	$39,902,947

Summary of sources (by product type) from which the Company's revenues are derived

The following tables depict the sources (by product type) from which the Company’s revenues are derived:

Three Months Ended September 30,
Revenue Type	2021	% of Total	2020	% of Total
Capitated Revenue	$152,276,992	97%	$124,461,275	97%

Other Patient Service Revenue
Clinical Fees & Insurance Revenue	2,408,642	2%	1,947,109	2%
Shared Risk Revenue	139,331	—%	416,765	—%
Care Coordination / Management Fees	1,146,355	1%	1,115,895	1%
Incentive Fees	548,935	—%	899,946	1%
Subtotal Other Patient Service Revenue	4,243,263	3%	4,379,716	3%

Total Revenue	$156,520,255	100%	$128,840,991	100%

Nine Months Ended September 30,
Revenue Type	2021	% of Total	2020	% of Total
Capitated Revenue	$447,137,121	97%	$351,018,290	97%

Other Patient Service Revenue
Clinical Fees & Insurance Revenue	7,280,789	2%	4,895,956	1%
Shared Risk Revenue	341,342	—%	416,765	—%
Care Coordination / Management Fees	2,994,755	1%	2,312,840	1%
Incentive Fees	1,749,225	—%	2,020,429	1%
Subtotal Other Patient Service Revenue	12,366,111	3%	9,645,990	3%

Total Revenue	$459,503,232	100%	$360,664,280	100%

Summary of health plans from which the Company has a concentration of revenue that is 10.0%, or more

Three Months Ended September 30,
	2021	% of Total	2020	% of Total
Health Plan A	$36,417,184	23%	$35,838,768	28%
Health Plan B	38,227,530	24%	27,666,559	21%
Health Plan C	29,563,741	19%	16,638,058	13%
Health Plan D	18,913,641	12%	21,599,026	17%
All Other	33,398,159	21%	27,098,580	21%
Total Revenue	$156,520,255	100%	$128,840,991	100%

Nine Months Ended September 30,
	2021	% of Total	2020	% of Total
Health Plan A	$114,230,860	25%	$107,265,350	31%
Health Plan B	105,261,569	23%	80,813,324	22%
Health Plan C	84,489,621	18%	47,061,035	13%
Health Plan D	56,606,725	12%	48,750,247	14%
All Other	98,914,457	22%	76,774,323	20%
Total Revenue	$459,503,232	100%	$360,664,280	100%

Revenue Type	2018	% of Total	2019 Revenue	% of Total	2020 Revenue	% of Total
Capitated Revenue	$86,465,658	99%	$138,727,943	95%	$471,551,241	97%
Other Patient Service Revenue
Clinical Fees & Insurance Revenue	639,636	1%	4,329,591	3%	7,030,606	1%
Shared Risk Revenue	200,801	0%	932,301	1%	1,111,466	0%
Care Coordination / Management Fees	390,600	0%	1,893,553	1%	5,614,539	1%
Incentive Fees	—	N/A	11,444	0%	233,439	0%
Subtotal Other Patient Service Revenue	1,231,037	1%	7,166,889	5%	13,990,050	3%
Total Revenue by Year	$87,696,695	100%	$145,894,832	100%	$485,541,291	100%

Plan Name	2018 Revenue	% of Total	2019 Revenue	% of Total	2020 Revenue	% of Total
Health Plan A	$—	N/A	$—	N/A	$142,268,775	29%
Health Plan B	—	N/A	13,557,771	9%	113,116,297	23%
Health Plan C	—	N/A	27,788,287	19%	66,237,074	14%
Health Plan D	—	N/A	6,106,544	4%	62,683,829	13%
Health Plan E	87,696,695	100%	39,265,322	27%	28,128,820	6%
Health Plan F	—	N/A	26,703,364	18%	24,521,349	5%
Health Plan G	—	N/A	20,157,166	14%	22,646,251	5%
All Other	—	N/A	12,316,378	8%	25,938,894	5%
Total Revenue by Year	$87,696,695	100%	$145,894,832	100%	$485,541,291	100%

Summary of settlement receivables (health plan surpluses) and settlement payables (health plan deficits), by health plan, by year

Health Plan Name	September 30, 2021	December 31, 2020
Health Plan A	$838,428	$94,501
Health Plan B	18,853,480	15,766,808
Health Plan C	9,010,871	7,332,687
Health Plan D	7,933,506	6,863,270
Health Plan E	1,135,398	1,429,722
Health Plan F	3,236,511	3,222,247
Health Plan G	239,375	2,748,622
Health Plan H	2,124,913	428,755
Health Plan I	250,591	17,908
Health Plan J	136,586	141,922
Health Plan K	—	4,569
Health Plan L	174,859	378,822
Health Plan N	1,912,792	—
Total Health Plan Settlement Receivables	$45,847,310	$38,429,833

Health Plan Name	September 30, 2021	December 31, 2020
Health Plan C	$191,179	$1,928,414
Health Plan D	4,680,185	4,680,185
Health Plan F	7,294,784	6,125,681
Health Plan G	703,095	1,008,495
Health Plan I	166,956	—
Health Plan M	222,919	—
Total Health Plan Settlement Payables by Year	$13,259,118	$13,742,775

	Health Plan Settlement Receivables
Health Plan Name	2019	2020
Health Plan A	$—	$94,501
Health Plan B	1,796,413	15,766,808
Health Plan C	5,220,041.00	7,332,687
Health Plan D	1,155,034	6,863,270
Health Plan E	2,222,044	1,429,722
Health Plan F	4,227,155	3,222,247
Health Plan G	2,571,134	2,748,622
Health Plan H	—	428,755
Health Plan I	—	17,908
Health Plan J	263,726	141,922
Health Plan K	—	4,569
Health Plan L	—	378,822
Total Health Plan Settlement Receivables by Year	$17,455,547	$38,429,833

	Health Plan Settlement Payables
Health Plan Name	2019	2020
Health Plan C	$253,172	$1,928,414
Health Plan D	27,391	4,680,185
Health Plan F	3,461,487	6,125,681
Health Plan G	1,196,522	1,008,495
Total Health Plan Settlement Payables by Year	$4,938,572	$13,742,775

Summary of estimated useful lives applicable to PP&E

Classification PP&E Asset	Depreciation Cycle
Leasehold Improvements (Cycle: Lease Term)	Lease Term
Furniture & Fixtures	7‑Years
Computer Equipment	3‑Years
Medical Equipment	7‑Years
Software	3‑Years
Software (Development in Process)	N/A

Classification PP&E Asset	Depreciation Cycle
Leasehold Improvements (Cycle: Lease Term)	Lease Term
Furniture & Fixtures	7-Years
Computer Equipment	3-Years
Medical Equipment	7-Years
Software	3-Years
Software (Development in Process)	N/A

Summary of key inputs into the option pricing model

Key Input	September 30, 2021		December 31, 2020
Volatility	60.00%		65.00%
Risk-Free Interest Rate	0.09%		0.10%
Exercise Price	$4.68		$4.68
Expected Term	1.0	Years	1.1	Years

Volatility	65.0%
Risk-Free Interest rate	0.10%
Exercise Price	$4.68
Expected Term	1.1 years